UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 2 of its series:

Allspring Managed Account CoreBuilder® Shares - Series M and Allspring Managed Account CoreBuilder® Shares - Series SM.

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report
June 30, 2022
Allspring Managed Account
■	Allspring Managed Account CoreBuilder® Shares – Series M

The views expressed and any forward-looking statements are as of June 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Managed Account  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti

Average annual total returns (%) as of June 30, 2022
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Allspring Managed Account CoreBuilder Shares - Series M (WFCMX)	4-14-2008	-8.28	2.26	3.55	0.00	0.00
Bloomberg Municipal Bond Index[3]	–	-8.57	1.51	2.38	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

4  |  Allspring Managed Account

Performance highlights (unaudited)
Credit quality as of June 30, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of June 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Managed Account  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 1-1-2022	Ending account value 6-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$ 910.56	$0.00*	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00*	0.00%*
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).
*  Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

6  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 95.74%
Alabama: 0.83%
Utilities revenue: 0.55%
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B	4.00%	12-1-2051	$ 1,000,000	$ 995,568
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	1.56	6-1-2049	2,925,000	2,882,267
				3,877,835
Water & sewer revenue: 0.28%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,152,676
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	797,938
				1,950,614
				5,828,449
Alaska: 0.27%
Health revenue: 0.27%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	1,871,706
Arizona: 2.91%
Education revenue: 1.86%
Arizona IDA Education Revenue Candeo Schools Incorporated Project Series 2020A (State School District Credit Program Insured)	4.00	7-1-2047	650,000	616,625
Arizona IDA Education Revenue Series 2021A	4.00	7-1-2041	1,000,000	875,477
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	145,000	147,291
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	405,000	398,437
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	989,682
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,003,394
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,036,089
Pima County AZ IDA Facility Revenue Refunding Bond Series 2022 144A	4.00	6-15-2031	1,045,000	982,580
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,163,736
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	305,000	305,848
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,501,962
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,021,402
				13,042,523
GO revenue: 0.07%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	500,002
Health revenue: 0.13%
Tempe AZ IDA Series 2021A	4.00	12-1-2030	495,000	457,175
Tempe AZ IDA Series 2021A	4.00	12-1-2031	470,000	426,158
				883,333
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  7

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.05%
Maricopa County AZ PCR Refunding Bonds Series A	2.40%	6-1-2035	$ 500,000	$ 387,752
Tax revenue: 0.18%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,253,936
Utilities revenue: 0.62%
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,104,301
Salt Verde Financial Corporation Gas Revenue Bond Series 2007-1	5.00	12-1-2032	2,055,000	2,218,881
				4,323,182
				20,390,728
California: 3.43%
Airport revenue: 1.88%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	10,316,522
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2033	1,695,000	1,844,224
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2035	1,000,000	1,043,405
				13,204,151
Education revenue: 0.15%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,056,200
GO revenue: 0.49%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	389,178
Hawthorne CA School District CAB Series C (NPFGC Insured) ¤	0.00	11-1-2025	100,000	90,151
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	2,961,663
				3,440,992
Health revenue: 0.17%
California HFFA Stanford Health Care Series A	4.00	8-15-2050	1,000,000	955,210
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	226,008
				1,181,218
Housing revenue: 0.13%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	500,000	457,437
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	480,399	474,898
				932,335
The accompanying notes are an integral part of these financial statements.

8  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.23%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00%	5-1-2046	$ 1,000,000	$ 1,053,528
San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	540,020
				1,593,548
Transportation revenue: 0.30%
Riverside County CA Transportation Commission Toll Revenue 2021 Series B-1	4.00	6-1-2046	2,250,000	2,109,631
Water & sewer revenue: 0.08%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	524,358
				24,042,433
Colorado: 2.89%
Education revenue: 0.42%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,375,000	1,488,949
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	405,000	417,568
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,069,420
				2,975,937
GO revenue: 0.72%
Broadway Station Metropolitan District #3	5.00	12-1-2039	749,000	737,869
Colorado Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	703,175
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	758,094
Douglas County CO Rampart Range Metropolitan District #5 Series 2021	4.00	12-1-2036	1,000,000	872,882
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	611,690
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,374,406
				5,058,116
Health revenue: 0.72%
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00	8-1-2044	3,000,000	3,064,626
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	1,973,926
				5,038,552
Industrial development revenue: 0.37%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,568,576
Miscellaneous revenue: 0.66%
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	2,000,000	1,971,366
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Regents of the University of Colorado Certificate of Participation Series A	5.00%	11-1-2028	$ 1,000,000	$ 1,042,062
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,612,847
				4,626,275
				20,267,456
Connecticut: 1.71%
Education revenue: 0.61%
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2035	850,000	923,534
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	954,544
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,393,413
				4,271,491
GO revenue: 0.71%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,111,827
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	474,494
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	288,914
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	500,728
Hamden CT Series A (BAM Insured)	5.00	8-1-2035	500,000	539,176
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,092,697
				5,007,836
Health revenue: 0.39%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	771,766
Connecticut HEFA Revenue Stamford Hospital Series M	4.00	7-1-2040	2,150,000	1,922,831
				2,694,597
				11,973,924
Delaware: 0.29%
Education revenue: 0.23%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,572,467
Transportation revenue: 0.06%
Delaware River & Bay Authority Revenue Bonds Refunding Series 2022%%	5.00	1-1-2037	400,000	446,110
				2,018,577
District of Columbia: 0.23%
Airport revenue: 0.23%
Metropolitan Washington Airports Authority Series 2021A	5.00	10-1-2046	1,500,000	1,597,481
Florida: 5.97%
Airport revenue: 3.59%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	4,668,179
Broward County FL Port Facilities Revenue Bond Series 2019B	4.00	9-1-2037	7,490,000	7,533,062
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	2,857,486
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Jacksonville FL Port Authority Series B	5.00%	11-1-2044	$ 5,500,000	$ 5,948,253
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	3,000,000	3,111,790
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,048,550
				25,167,320
Education revenue: 0.55%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,062,164
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,251,620
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,525,187
				3,838,971
Health revenue: 0.77%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,522,342
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	235,627
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,343,780
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	248,249
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	492,573
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	270,868
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	269,882
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	507,256
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	506,424
				5,397,001
Transportation revenue: 0.58%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,047,582
Utilities revenue: 0.08%
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	500,000	597,126
Water & sewer revenue: 0.40%
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	1,090,000	1,214,427
Wildwood FL Utility Dependent District Series 2021 (BAM Insured)	5.00	10-1-2038	1,455,000	1,638,109
				2,852,536
				41,900,536
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  11

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 2.40%
Energy revenue: 0.27%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00%	1-1-2036	$ 800,000	$ 844,803
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,036,479
				1,881,282
Health revenue: 0.15%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,048,965
Industrial development revenue: 0.13%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	53,139
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	855,573
				908,712
Utilities revenue: 1.85%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	4,984,751
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	5-1-2052	1,500,000	1,501,695
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	1,700,000	1,729,783
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	1.46	4-1-2048	4,800,000	4,765,380
				12,981,609
				16,820,568
Guam: 0.20%
Tax revenue: 0.13%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	1,000,000	882,295
Water & sewer revenue: 0.07%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	500,000
				1,382,295
Hawaii: 0.29%
Airport revenue: 0.29%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,077,419
Idaho: 0.19%
Education revenue: 0.19%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	900,000	919,519
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	390,000	393,452
				1,312,971
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 15.65%
Airport revenue: 1.54%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50%	1-1-2031	$ 4,500,000	$ 4,544,950
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,112,122
Chicago IL O'Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,076,151
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,513,282
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	1,000,000	1,012,382
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	515,361
				10,774,248
Education revenue: 0.41%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,417,628
Southern Illinois University Housing and Auxiliary Facilities System Refunding Revenue Series A (BAM Insured)	4.00	4-1-2031	450,000	452,026
				2,869,654
GO revenue: 6.15%
Chicago IL Board of Education Series 2021A	5.00	12-1-2035	4,250,000	4,376,180
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	6,000,000	5,081,151
Chicago IL City Colleges Capital Improvement Project CAB (NPFGC Insured) ¤	0.00	1-1-2031	800,000	558,399
Chicago IL Emergency Telephone System Project (NPFGC Insured)	5.50	1-1-2023	195,000	198,496
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,054,524
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,051,862
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,285,983
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,045,734
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,773,736
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	1,853,063
Chicago IL Series 2021A	5.00	1-1-2034	2,500,000	2,591,966
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,115,045
Chicago IL Series A	6.00	1-1-2038	3,500,000	3,757,259
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	605,329
Cook County IL School District #159 CAB Prerefunded Bond (AGM Insured) ¤	0.00	12-1-2023	455,000	442,130
Cook County IL School District #159 CAB Unrefunded Bond (AGM Insured) ¤	0.00	12-1-2023	160,000	154,227
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	1,130,000	1,173,504
Illinois Series 2016	5.00	11-1-2025	2,000,000	2,117,672
Illinois Series B	5.00	10-1-2031	2,000,000	2,146,254
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,040,970
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,769,649
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	531,327
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  13

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00%	1-1-2033	$ 1,625,000	$ 1,074,020
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2030	1,000,000	1,010,742
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2032	715,000	735,388
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2033	745,000	764,035
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2035	475,000	486,453
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	1,030,000	894,087
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2028	475,000	396,072
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,084,143
				43,169,400
Health revenue: 0.12%
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	1,000,000	859,385
Housing revenue: 0.28%
Illinois Housing Development Authority Social Bonds Series D (GNMA/FNMA/FHLMC Insured, Bank of Montreal SPA) ø	0.95	4-1-2045	2,000,000	2,000,000
Miscellaneous revenue: 1.10%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,809,000	1,823,155
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	185,000	186,564
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,062,067
Illinois Series 2013	5.50	7-1-2025	1,250,000	1,281,798
Illinois Series 2013	5.50	7-1-2033	1,000,000	1,020,935
Illinois Series 2014	5.00	5-1-2025	870,000	901,652
Illinois Series B	5.25	7-1-2028	400,000	408,574
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,022,316
				7,707,061
Tax revenue: 3.18%
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	1,748,238
Illinois Series A	4.00	1-1-2029	1,000,000	1,000,779
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,608,243
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,563,404
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	11,000,000	7,868,163
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	1,950,000	1,496,976
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,381,897
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds McCormick Place Expansion Project Series A	4.00%	12-15-2042	$ 750,000	$ 670,577
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	965,166
				22,303,443
Transportation revenue: 1.00%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,708,446
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2043	2,000,000	2,177,745
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,030,000	1,054,764
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	2,054,477
				6,995,432
Water & sewer revenue: 1.87%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,057,913
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,001,581
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	2,748,336
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	2,861,417
Chicago IL Waterworks Second Lien Series 2004	5.00	11-1-2027	2,250,000	2,390,267
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,006,852
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,072,896
				13,139,262
				109,817,885
Indiana: 1.55%
Education revenue: 0.22%
Indiana Finance Authority Educational Facilities Multipurpose DePauw University Project Series 2022A	5.00	7-1-2047	1,500,000	1,529,711
Health revenue: 0.76%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,370,374
Industrial development revenue: 0.15%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,029,119
Miscellaneous revenue: 0.42%
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	2,928,632
				10,857,836
Kansas: 0.60%
Tax revenue: 0.60%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,015,000	4,226,578
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  15

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 1.68%
Transportation revenue: 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00%	7-1-2029	$ 1,400,000	$ 1,028,942
Utilities revenue: 1.54%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,020,000	9,140,249
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,660,377
				10,800,626
				11,829,568
Louisiana: 0.61%
Airport revenue: 0.10%
Port New Orleans LA Board Commuters Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	680,421
Industrial development revenue: 0.13%
St. John the Baptist Parish LA Series A	2.20	6-1-2037	1,000,000	929,685
Water & sewer revenue: 0.38%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	635,570
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	528,555
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	525,952
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	589,678
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	429,710
				2,709,465
				4,319,571
Maine: 0.05%
Airport revenue: 0.05%
Portland ME General Airport	5.00	7-1-2022	150,000	150,000
Portland ME General Airport	5.00	7-1-2023	175,000	179,887
				329,887
Maryland: 1.98%
Airport revenue: 0.48%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	997,561
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	651,663
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	661,874
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	835,237
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	229,923
				3,376,258
Education revenue: 0.78%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,018,204
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,579,404
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	2,885,261
				5,482,869
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.72%
Maryland HEFAR Adventist Healthcare Series 2021B	4.00%	1-1-2051	$ 5,000,000	$ 4,519,744
Maryland HEFAR Frederick Health System	4.00	7-1-2040	550,000	525,553
				5,045,297
				13,904,424
Massachusetts: 0.67%
Miscellaneous revenue: 0.14%
Massachusetts Refunding Bond Series D	4.00	11-1-2040	1,000,000	997,506
Tax revenue: 0.53%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,603,334
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,112,635
				3,715,969
				4,713,475
Michigan: 3.50%
Education revenue: 0.06%
Western Michigan University	5.25	11-15-2031	400,000	418,654
Health revenue: 0.14%
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2015	5.00	11-15-2045	1,000,000	1,018,639
Miscellaneous revenue: 0.27%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	1,898,338
Tax revenue: 0.58%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	4,000,000	4,044,571
Water & sewer revenue: 2.45%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	3,788,097
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,094,868
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,101,855
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,145,130
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,038,047
				17,167,997
				24,548,199
Minnesota: 1.47%
Education revenue: 0.04%
Independence MN Charter School Lease Series A	4.25	7-1-2026	300,000	293,010
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  17

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.43%
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	1.09%	3-20-2024	$10,000,000	$ 10,000,000
				10,293,010
Mississippi: 0.88%
Miscellaneous revenue: 0.47%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,270,311
Resource recovery revenue: 0.28%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	2,000,000	1,997,072
Water & sewer revenue: 0.13%
Mississippi Development Bank Special Obligation Bonds Series 2012A Jackson Water & Sewer System Project (AGM Insured)	5.00	9-1-2030	915,000	917,836
				6,185,219
Missouri: 0.74%
Miscellaneous revenue: 0.74%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	5,190,939
Nebraska: 0.30%
Utilities revenue: 0.30%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	2,080,000	2,136,731
Nevada: 0.92%
GO revenue: 0.86%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00	6-15-2040	750,000	751,049
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,056,246
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,218,131
				6,025,426
Industrial development revenue: 0.06%
Clark County NV Southern California Edison Company Project	2.10	6-1-2031	500,000	412,426
				6,437,852
New Hampshire: 0.88%
Housing revenue: 0.27%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,931,738	1,900,372
Water & sewer revenue: 0.61%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,063,902
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	916,226
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00%	1-1-2028	$ 480,000	$ 520,460
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,797,995
				4,298,583
				6,198,955
New Jersey: 4.90%
Education revenue: 1.25%
Atlantic County NJ Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	513,170
New Jersey EDA	5.00	3-1-2027	160,000	162,661
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	501,090
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,412,393
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,112,758
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,035,480
				8,737,552
GO revenue: 0.36%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,499,210
Housing revenue: 1.22%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	3,470,000	3,490,439
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	3,500,000	3,537,499
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,535,000	1,555,502
				8,583,440
Tax revenue: 0.77%
New Jersey EDA Motor Vehicle Surcharge Unrefunded Bonds Series A (NPFGC Insured)	5.25	7-1-2026	205,000	222,038
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,681,554
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,200,329
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,320,850
				5,424,771
Transportation revenue: 1.13%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,696,123
New Jersey TTFA Series A	4.00	6-15-2042	750,000	707,174
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,140,525
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	1,853,376
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,530,916
				7,928,114
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  19

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.17%
New Jersey EDA	2.20%	10-1-2039	$ 1,350,000	$ 1,191,338
				34,364,425
New Mexico: 0.79%
Utilities revenue: 0.79%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,240,000	5,521,589
New York: 6.25%
Airport revenue: 0.58%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2033	1,000,000	1,053,323
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2034	2,000,000	2,112,125
Port Authority of New York and New Jersey Consolidated Series 221	4.00	7-15-2040	1,000,000	946,769
				4,112,217
Education revenue: 1.72%
City of Troy NY Capital Resource Corporation Revenue Refunding Bonds	4.00	9-1-2030	500,000	516,246
City of Troy NY Capital Resource Corporation Revenue Refunding Bonds	4.00	9-1-2032	350,000	354,639
Hempstead NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	5.66	2-1-2044	4,585,000	4,624,073
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	1,155,000	950,470
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	1,915,000	1,496,472
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,644,827
Monroe County NY IDA Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	514,740
				12,101,467
Health revenue: 0.31%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporated Project (AGM Insured)	4.00	4-1-2038	1,250,000	1,236,895
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	458,752
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	500,000	466,985
				2,162,632
Industrial development revenue: 0.80%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	903,397
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00%	1-1-2031	$ 1,135,000	$ 1,158,420
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	10-1-2035	3,500,000	3,539,695
				5,601,512
Miscellaneous revenue: 0.06%
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	500,000	394,310
Tax revenue: 0.83%
New York Dormitory Authority Series A	4.00	3-15-2042	1,500,000	1,468,248
New York Urban Development Corporation Series 2020C	4.00	3-15-2042	3,000,000	2,928,605
New York Urban Development Corporation Series 2020E	4.00	3-15-2043	1,500,000	1,458,346
				5,855,199
Transportation revenue: 1.20%
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C1	5.25	11-15-2031	3,000,000	3,152,412
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,139,259
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,109,386
				8,401,057
Water & sewer revenue: 0.75%
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF	4.00	6-15-2041	4,895,000	4,859,391
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	382,886
				5,242,277
				43,870,671
Ohio: 3.28%
Airport revenue: 0.31%
Port of Greater Cincinnati Development Authority	4.38	6-15-2056	2,340,000	2,166,643
Health revenue: 1.60%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	2,763,188
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	4,786,045
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	2,000,000	1,880,720
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	1,784,776
				11,214,729
Industrial development revenue: 0.27%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	1,915,283
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  21

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.61%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00%	12-31-2035	$ 2,000,000	$ 2,093,675
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,185,048
				4,278,723
Utilities revenue: 0.49%
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	1,920,000	2,013,733
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	1,500,000	1,405,401
				3,419,134
				22,994,512
Oklahoma: 2.00%
Airport revenue: 0.87%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	3,998,307
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,095,879
				6,094,186
Miscellaneous revenue: 1.13%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,338,459
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,061,959
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	2,000,000	2,056,694
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	486,804
				7,943,916
				14,038,102
Oregon: 0.41%
Health revenue: 0.41%
Medford OR Hospital Facilities Authority Revenue Refunding Asante Projects Series A	5.00	8-15-2045	2,750,000	2,875,019
Pennsylvania: 7.50%
Airport revenue: 1.18%
Allegheny County PA Airport Authority Series 2021A (AGM Insured)	4.00	1-1-2046	3,715,000	3,501,199
Philadelphia PA Airport Revenue Bond Series 2020C	4.00	7-1-2036	1,630,000	1,581,761
Philadelphia PA Airport Revenue Bond Series 2020C	4.00	7-1-2040	655,000	621,963
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,584,832
				8,289,755
Education revenue: 0.62%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	90,000	90,909
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00%	7-1-2023	$ 760,000	$ 784,026
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,064,047
Philadelphia PA IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,438,141
				4,377,123
GO revenue: 1.58%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,047,771
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,006,705
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2028	2,500,000	2,698,698
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,061,990
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,149,823
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,048,762
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,093,041
				11,106,790
Health revenue: 0.64%
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	447,641
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	887,789
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,232,555
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	936,106
				4,504,091
Industrial development revenue: 0.73%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	5,109,767
Miscellaneous revenue: 1.71%
Pennsylvania Commonwealth Financing Authority Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	537,899
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,638,264
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,148,373
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile Justice Services Center	5.00	4-1-2033	2,355,000	2,562,491
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	210,944
State Public School Building Authority Project Series 2016-A	5.00	6-1-2036	4,525,000	4,878,127
				11,976,098
Tax revenue: 0.17%
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	1,115,000	1,176,010
Transportation revenue: 0.69%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,509,941
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,057,676
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  23

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00%	12-1-2045	$ 1,000,000	$ 935,814
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,326,149
				4,829,580
Water & sewer revenue: 0.18%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,221,521
				52,590,735
South Carolina: 0.10%
Resource recovery revenue: 0.10%
South Carolina Jobs EDA †	8.00	12-6-2029	115,000	95,033
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,500,000	600,000
				695,033
Tennessee: 0.58%
Utilities revenue: 0.58%
Tennergy Corporation Tennessee Gas Series A	4.00	12-1-2051	4,050,000	4,072,521
Texas: 6.04%
Airport revenue: 0.72%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,572,801
Port of Houston TX Series 2021	4.00	10-1-2039	2,500,000	2,494,204
				5,067,005
Education revenue: 1.35%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,289,587
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,012,687
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,553,011
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,292,767
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,016,339
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	330,000	330,912
				9,495,303
GO revenue: 1.00%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,589,920
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,104,194
Palestine TX Certificate of Obligation (AGM Insured)	4.00	2-15-2051	3,625,000	3,386,403
Port Isabel TX Series 2019 144A	5.10	2-15-2049	485,000	494,996
Temple TX College District Series 2021	3.00	7-1-2027	400,000	409,282
				6,984,795
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.80%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00%	9-1-2037	$ 5,390,000	$ 5,590,259
Tax revenue: 0.16%
Old Spanish Trail Alameda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,112,429
Transportation revenue: 0.75%
Central Texas Regional Mobility Authority Revenue Refunding Senior Lien Series B	4.00	1-1-2038	550,000	533,869
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,049,478
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,294,363
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,343,818
				5,221,528
Utilities revenue: 1.07%
Lower Colorado TX River Authority Series A (AGM Insured)	4.00	5-15-2040	7,500,000	7,528,067
Water & sewer revenue: 0.19%
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	810,563
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	537,937
				1,348,500
				42,347,886
Utah: 1.27%
Airport revenue: 0.30%
Salt Lake City UT AMT Series A	5.00	7-1-2043	1,000,000	1,049,969
Salt Lake City UT AMT Series A	5.25	7-1-2048	1,000,000	1,049,646
				2,099,615
Education revenue: 0.97%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	510,000	503,677
Utah Charter School Finance Authority Freedom Academy Foundation Project 144A	5.25	6-15-2037	3,000,000	3,035,021
Utah Charter School Finance Authority Refunding Bond Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,508,021
Utah Charter School Finance Authority Refunding Bond Summit Academy Incorporated Series A (CSCE Insured)	5.00	4-15-2039	700,000	758,509
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	370,000	343,124
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	647,418
				6,795,770
				8,895,385
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  25

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 0.11%
Health revenue: 0.05%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	5.00%	9-1-2050	$ 500,000	$ 350,715
Transportation revenue: 0.06%
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	500,000	463,140
				813,855
Washington: 3.09%
Airport revenue: 1.06%
Port of Seattle WA AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,223,104
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,148,628
Port of Seattle WA AMT Intermediate Lien	5.00	8-1-2046	1,000,000	1,056,304
				7,428,036
GO revenue: 1.39%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	503,225
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	5,854,534
Washington Series 2022-C	5.00	2-1-2044	3,000,000	3,379,229
				9,736,988
Health revenue: 0.64%
Washington HCFR Authority Catholic Health Initiatives Series 2013B-2 (SIFMA Municipal Swap +1.40%) ±	2.38	1-1-2035	2,000,000	2,007,885
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,400,468
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2036	365,000	390,459
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	715,408
				4,514,220
				21,679,244
Wisconsin: 6.33%
Airport revenue: 0.37%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,586,782
Education revenue: 2.24%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,026,006
Wisconsin PFA Educational Revenue Series 2021A 144A	4.00	7-1-2041	3,895,000	3,045,208
Wisconsin PFA Hotel/Conference Center Series 2021A 144A	4.00	9-1-2041	2,000,000	1,665,013
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	4,735,538
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,405,668
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,819,203
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38%	7-1-2025	$ 235,000	$ 235,535
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,756,900
				15,689,071
Health revenue: 2.03%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	706,120
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	502,028
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	598,477
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	546,583
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2038	750,000	774,866
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	1,050,000	1,077,888
Wisconsin HEFA Series 2021B	4.00	9-15-2036	525,000	478,051
Wisconsin HEFA Series 2021B	4.00	9-15-2041	510,000	448,649
Wisconsin PFA Series A	4.00	10-1-2049	10,000,000	9,077,540
				14,210,202
Industrial development revenue: 0.20%
Wisconsin PFA Series 2022A 144A	5.50	2-1-2042	1,500,000	1,432,807
Miscellaneous revenue: 0.35%
Wisconsin PFA Capital Improvements Series 2018	5.00	7-1-2041	2,280,000	2,457,552
Tax revenue: 1.14%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	5,453,998
Mount Pleasant WI Series A	5.00	4-1-2048	330,000	349,865
Mount Pleasant WI Series A	5.00	4-1-2048	2,090,000	2,215,814
				8,019,677
				44,396,091
Total Municipal obligations (Cost $702,736,650)				671,629,740

		Yield	Shares
Short-term investments: 4.01%
Investment companies: 4.01%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.85	28,144,414	28,161,301
Total Short-term investments (Cost $28,160,244)				28,161,301
Total investments in securities (Cost $730,896,894)	99.75%			699,791,041
Other assets and liabilities, net	0.25			1,742,293
Total net assets	100.00%			$701,533,334

The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  27

Portfolio of investments—June 30, 2022 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$11,666,359	$148,307,088	$(131,814,042)	$3,190	$(1,294)	$28,161,301	28,144,414	$21,580
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Managed Account

Statement of assets and liabilities—June 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $702,736,650)	$ 671,629,740
Investments in affiliated securities, at value (cost $28,160,244)	28,161,301
Cash	125,000
Receivable for interest	8,384,427
Receivable for Fund shares sold	2,985,307
Receivable for investments sold	570,000
Receivable from manager	2,873
Prepaid expenses and other assets	173,417
Total assets	712,032,065
Liabilities
Payable for Fund shares redeemed	7,953,929
Dividends payable	2,042,898
Payable for when-issued transactions	501,904
Total liabilities	10,498,731
Total net assets	$701,533,334
Net assets consist of
Paid-in capital	$ 751,661,523
Total distributable loss	(50,128,189)
Total net assets	$701,533,334
Computation of net asset value per share
Net assets	$ 701,533,334
Share outstanding [1]	63,106,843
Net asset value per share	$11.12
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  29

Statement of operations—six months ended June 30, 2022 (unaudited)

Investment income
Interest	$ 13,039,346
Income from affiliated securities	21,580
Total investment income	13,060,926
Expenses
Custody and accounting fees	19,583
Professional fees	7,189
Registration fees	39,077
Shareholder report expenses	9,528
Trustees’ fees and expenses	9,846
Other fees and expenses	9,056
Total expenses	94,279
Less: Fee waivers and/or expense reimbursements	(94,279)
Net expenses	0
Net investment income	13,060,926
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(3,800,467)
Affiliated securities	3,190
Net realized losses on investments	(3,797,277)
Net change in unrealized gains (losses) on
Unaffiliated securities	(86,290,210)
Affiliated securities	(1,294)
Net change in unrealized gains (losses) on investments	(86,291,504)
Net realized and unrealized gains (losses) on investments	(90,088,781)
Net decrease in net assets resulting from operations	$(77,027,855)
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Managed Account

Statement of changes in net assets

	Six months ended June 30, 2022 (unaudited)		Year ended December 31, 2021
Operations
Net investment income		$ 13,060,926		$ 27,397,595
Net realized gains (losses) on investments		(3,797,277)		845,801
Net change in unrealized gains (losses) on investments		(86,291,504)		(3,959,276)
Net increase (decrease) in net assets resulting from operations		(77,027,855)		24,284,120
Distributions to shareholders from
Net investment income and net realized gains		(13,059,537)		(27,407,495)
Capital share transactions	Shares		Shares
Proceeds from shares sold	8,767,423	100,345,541	16,917,397	211,011,034
Payment for shares redeemed	(17,189,296)	(197,453,124)	(15,061,995)	(187,730,732)
Net increase (decrease) in net assets resulting from capital share transactions		(97,107,583)		23,280,302
Total increase (decrease) in net assets		(187,194,975)		20,156,927
Net assets
Beginning of period		888,728,309		868,571,382
End of period		$ 701,533,334		$ 888,728,309
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  31

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
	Six months ended June 30, 2022 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.42	$12.47	$12.36	$11.79	$11.91	$11.51
Net investment income	0.19	0.39	0.40	0.41	0.43	0.40
Net realized and unrealized gains (losses) on investments	(1.30)	(0.05)	0.11	0.57	(0.13)	0.40
Total from investment operations	(1.11)	0.34	0.51	0.98	0.30	0.80
Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.40)	(0.41)	(0.42)	(0.40)
Net asset value, end of period	$11.12	$12.42	$12.47	$12.36	$11.79	$11.91
Total return[1]	(8.94)%	2.73%	4.19%	8.42%	2.63%	7.02%
Ratios to average net assets (annualized)
Gross expenses	0.02%	0.02%	0.03%	0.02%	0.03%	0.04%
Net expenses	0.00% [2]	0.00% [2]	0.00% [2]	0.00% [2]	0.00% [2]	0.00% [2]
Net investment income	3.38%	3.10%	3.23%	3.37%	3.62%	3.39%
Supplemental data
Portfolio turnover rate	7%	9%	19%	7%	28%	19%
Net assets, end of period (000s omitted)	$701,533	$888,728	$868,571	$858,102	$656,446	$618,341

[1]	Returns for periods of less than one year are not annualized.
[2]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and others expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Managed Account

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC. Consummation of the transaction resulted in a new investment management agreement and subadvisory agreement became effective on November 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

Allspring Managed Account  |  33

Notes to financial statements (unaudited)
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2022, the aggregate cost of all investments for federal income tax purposes was $730,896,895 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 6,224,737
Gross unrealized losses	(37,330,591)
Net unrealized losses	$(31,105,854)
As of December 31, 2021, the Fund had capital loss carryforwards which consisted of $9,762,169 in short-term capital losses and $5,459,591 in long-term capital losses.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

34  |  Allspring Managed Account

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 671,629,740	$0	$ 671,629,740
Short-term investments
Investment companies	28,161,301	0	0	28,161,301
Total assets	$28,161,301	$671,629,740	$0	$699,791,041
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $2,000,000, $12,117,300 and $18,969 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended June 30, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2022 were $52,801,592 and $185,590,612, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% (0.25% prior to June 7, 2022) of the unused balance is allocated to each participating fund.
For the six months ended June 30, 2022, there were no borrowings by the Fund under the agreement.

Allspring Managed Account  |  35

Notes to financial statements (unaudited)
7. CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2022, two unaffiliated shareholders owned in aggregate 53% of the Fund.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Allspring Managed Account

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-877-9275, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Managed Account  |  37

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

38  |  Allspring Managed Account

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Managed Account  |  39

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40  |  Allspring Managed Account

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Managed Account  |  41

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
Attn: Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-888-877-9275 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0722-00679 08-22
SCBM/SAR130 06-22

Semi-Annual Report
June 30, 2022
Allspring Managed Account
■	Allspring Managed Account CoreBuilder® Shares – Series SM

The views expressed and any forward-looking statements are as of June 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Managed Account  |  1

Notice to Shareholders
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and has had severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.
Our solidarity and support goes out to our impacted employees and the people affected in Ukraine and their families. Allspring has a dedicated team of investment professionals actively monitoring the situation for any new developments and the potential impact to our clients and investment products. As the situation remains fluid, we are focused on the assessment of risks, valuation, and liquidity of impacted securities. Please visit our website at allspringglobal.com and click on “Russia-Ukraine Updates” for further information.

2  |  Allspring Managed Account

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti

Average annual total returns (%) as of June 30, 2022
				Expense ratios[1] (%)
	Inception date	1 year	Since inception	Gross	Net [2]
Allspring Managed Account CoreBuilder Shares - Series SM (WFCSX)	5-26-2021	-9.55	-8.72	0.00	0.00
Bloomberg Municipal Bond Index[3]	–	-8.57	-7.61 ¤	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.
¤	Based on the Fund's inception date.
[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax. Any capital gains distributions may be taxable.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Investing in environmental, social, and governance (ESG) carries the risk that, under certain market conditions, the investments may underperform products that invest in a broader array of investments. In addition, some ESG investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. The ESG sector also may have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market. Investing primarily in responsible investments carries the risk that, under certain market conditions, an investment may underperform funds that do not use a responsible investment strategy.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

4  |  Allspring Managed Account

Performance highlights (unaudited)
Credit quality as of June 30, 2022[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.
Effective maturity distribution as of June 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Managed Account  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 1-1-2022	Ending account value 6-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$ 905.50	$0.00*	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00*	0.00%*
1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).
*  Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

6  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.68%
Arizona: 6.97%
Education revenue: 3.51%
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00%	7-1-2027	$ 60,000	$ 62,505
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2028	60,000	62,455
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2029	65,000	67,653
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2030	65,000	67,577
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2031	70,000	72,536
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2032	325,000	335,457
Arizona IDA Education Revenue Refunding Bond Doral Academy Northern Nevada Series A 144A	4.00	7-15-2027	125,000	122,544
				790,727
Health revenue: 3.46%
Arizona IDA Hospital Revenue Phoenix Childrens Hospital Series A	5.00	2-1-2024	300,000	313,790
Maricopa County AZ IDA Honorhealth Project Series A	4.00	9-1-2051	500,000	465,222
				779,012
				1,569,739
California: 4.29%
GO revenue: 1.33%
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	300,000	300,000
Utilities revenue: 2.96%
California Community Choice Financing Authority Clean Energy Project Revenue Series B 2 (SIFMA Municipal Swap +0.45%) ±	1.43	2-1-2052	700,000	666,407
				966,407
Colorado: 0.52%
Education revenue: 0.52%
Colorado ECFA Charter School New Summit Charter 144A	4.00	7-1-2031	125,000	116,899
Connecticut: 4.83%
Education revenue: 0.59%
Connecticut HEFA Trinity College Series S	5.00	6-1-2029	120,000	132,972
Health revenue: 4.24%
Connecticut HEFA Hartford Healthcare Series A	5.00	7-1-2025	725,000	772,592
Connecticut HEFA Stamford Hospital Series M	5.00	7-1-2024	175,000	182,140
				954,732
				1,087,704

Allspring Managed Account  |  7

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 4.02%
Education revenue: 0.41%
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00%	6-30-2056	$ 125,000	$ 92,128
Health revenue: 3.61%
Florida Development Finance Corporation HCFR Lakeland Regional Health System	5.00	11-15-2026	750,000	814,455
				906,583
Georgia: 1.45%
Education revenue: 0.99%
Georgia Private College & University Authority Mercer University Project	5.00	10-1-2028	200,000	221,978
Utilities revenue: 0.46%
Municipal Electric Authority Georgia Plant Vogtle Units 3 & 4 Project Series A	5.00	1-1-2024	100,000	104,022
				326,000
Illinois: 8.83%
Education revenue: 1.17%
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	125,000	113,107
Illinois Finance Authority Revenue Learn Charter School Project	4.00	11-1-2027	150,000	151,179
				264,286
Health revenue: 4.59%
Illinois Finance Authority Revenue Advocate Health Care	5.00	8-1-2023	1,000,000	1,034,286
Miscellaneous revenue: 3.07%
Chicago IL Transit Authority Federal Transit Administration Capital Grant Receipts	5.00	6-1-2029	625,000	691,745
				1,990,317
Indiana: 1.75%
Water & sewer revenue: 1.75%
Indiana Finance Authority Wastewater Utility Revenue First Lien Communications Workers of America Authority Project Series A	5.00	10-1-2023	380,000	394,300
Kentucky: 1.00%
Health revenue: 1.00%
Hazard KY Appalachian Regional Healthcare Revenue	4.00	7-1-2051	250,000	226,247
Louisiana: 2.25%
Education revenue: 2.25%
Louisiana Public Facilities Authority Refunding Bonds Loyola University Project	4.00	10-1-2051	575,000	506,628

8  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 2.03%
Education revenue: 1.16%
Prince Georges County MD Chesapeake Lighthouse Charter 144A	6.50%	8-1-2035	$ 250,000	$ 260,860
Housing revenue: 0.87%
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	200,000	196,779
				457,639
Massachusetts: 0.60%
Education revenue: 0.60%
Massachusetts Development Finance Agency Revenue Simmons Collateral Series H (AGC Insured)	5.25	10-1-2033	125,000	135,644
Michigan: 6.82%
Education revenue: 2.56%
Central Michigan University General Revenue	5.00	10-1-2026	175,000	190,954
Universal Academy Michigan Public School Revenue Refunding Bond	2.00	12-1-2026	425,000	385,820
				576,774
GO revenue: 4.26%
Redford MI Union School District # 1 Series 1 (Qualified School Board Loan Fund Insured)	5.00	11-1-2029	845,000	959,678
				1,536,452
Mississippi: 2.20%
Miscellaneous revenue: 2.20%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2022	200,000	200,838
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2023	285,000	295,332
				496,170
Missouri: 0.70%
Health revenue: 0.70%
Missouri HEFA Lake Regional Health System	5.00	2-15-2025	150,000	157,248
New Hampshire: 2.43%
Health revenue: 2.43%
New Hampshire HEFA Concord Hospital Project Series A	5.00	10-1-2028	500,000	547,506
New Jersey: 3.95%
Miscellaneous revenue: 3.33%
New Jersey EDA School Facilities Construction Series Q	4.00	6-15-2034	750,000	750,696
Transportation revenue: 0.62%
New Jersey Transportation Trust Fund CAB Transportation System Series A ¤	0.00	12-15-2032	215,000	138,505
				889,201

Allspring Managed Account  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 8.98%
Education revenue: 5.16%
Build New York City Resource Corporation Academic Leadership Charter Project	4.00%	6-15-2036	$ 400,000	$ 370,720
Build New York City Resource Corporation New World Preparatory Charter School Project	4.00	6-15-2031	300,000	280,008
New York Dormitory Authority Revenues Non Fordham University Series A	5.00	7-1-2041	285,000	300,186
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2040	100,000	106,344
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2041	100,000	106,139
				1,163,397
Transportation revenue: 1.95%
New York Metropolitan Transportation Authority Revenue Transportation Climate Bond Certified	4.00	11-15-2047	500,000	440,145
Water & sewer revenue: 1.87%
Buffalo NY Sewer Authority Green Bonds	5.00	6-15-2031	175,000	197,761
Western Nassau County NY Water Authority Series A Green Bonds	4.00	4-1-2041	225,000	222,204
				419,965
				2,023,507
North Carolina: 3.78%
Education revenue: 1.68%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bond Campbell University Series A	5.00	10-1-2027	350,000	379,226
Miscellaneous revenue: 2.10%
Fayetteville State University Revenue Refunding Bond Limited Obligation Student Housing Project (AGM Insured) 144A	5.00	4-1-2025	445,000	473,338
				852,564
North Dakota: 2.43%
Health revenue: 1.26%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2024	270,000	283,457
Miscellaneous revenue: 1.17%
University of North Dakota Certificate of Participation Housing Infrastructure Project Series A (AGM Insured)	5.00	6-1-2024	250,000	263,138
				546,595

10  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 1.79%
Education revenue: 0.93%
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00%	12-1-2023	$ 100,000	$ 104,119
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2024	100,000	105,534
				209,653
Housing revenue: 0.86%
Columbus OH Metropolitan Housing Authority General Revenue	1.00	8-1-2024	200,000	193,994
				403,647
Oklahoma: 3.28%
Transportation revenue: 3.28%
Oklahoma Turnpike Authority Second Senior Revenue Bonds Series C	5.00	1-1-2047	705,000	740,245
Pennsylvania: 13.47%
Education revenue: 4.07%
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	400,000	349,473
Pennsylvania HEFAR Drexel University	5.00	5-1-2026	445,000	477,558
Pennsylvania HEFAR Widener University Series A	4.00	7-15-2046	100,000	90,046
				917,077
Health revenue: 3.23%
Lehigh County PA General Purpose Authority Revenue Good Shepherd Group Series A	4.00	11-1-2027	700,000	727,722
Transportation revenue: 3.87%
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds	5.00	6-1-2028	275,000	295,276
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds Series B-1	5.00	6-1-2030	535,000	577,162
				872,438
Water & sewer revenue: 2.30%
Philadelphia PA Water & Wastewater Revenue Bonds Series C	5.00	10-1-2023	500,000	518,941
				3,036,178
Rhode Island: 2.62%
Education revenue: 2.62%
Rhode Island HEFA Providence College Project Series A	4.00	11-1-2050	645,000	589,646
Texas: 2.95%
Education revenue: 2.05%
Odessa College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2025	440,000	461,108

Allspring Managed Account  |  11

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.90%
Upper Trinity Regional Water District Regional Treated Water Supply Project (BAM Insured)	4.00%	8-1-2038	$ 200,000	$ 203,862
				664,970
Washington: 1.77%
Housing revenue: 0.67%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	3.00	10-1-2025	150,000	151,586
Utilities revenue: 1.10%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	1.23	5-1-2045	250,000	247,077
				398,663
Wisconsin: 1.97%
Education revenue: 0.89%
PFA Wisconsin Education Revenue Coral Academy of Science	4.00	7-1-2024	100,000	100,504
PFA Wisconsin Education Revenue Coral Academy of Science	4.00	7-1-2025	100,000	100,002
				200,506
Health revenue: 1.08%
PFA Wisconsin Hospital Revenue Carson Valley Medical Center Series A	3.00	12-1-2026	250,000	242,993
				443,499
Total Municipal obligations (Cost $24,658,922)				22,010,198

		Yield	Shares
Short-term investments: 1.20%
Investment companies: 1.20%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		0.85	270,940	271,103
Total Short-term investments (Cost $271,092)				271,103
Total investments in securities (Cost $24,930,014)	98.88%			22,281,301
Other assets and liabilities, net	1.12			251,991
Total net assets	100.00%			$22,533,292

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

12  |  Allspring Managed Account

Portfolio of investments—June 30, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$144,685	$520,745	$(394,336)	$7	$2	$271,103	270,940	$267

Allspring Managed Account  |  13

Statement of assets and liabilities—June 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $24,658,922)	$ 22,010,198
Investments in affiliated securities, at value (cost $271,092)	271,103
Receivable for interest	245,803
Receivable from manager	41
Prepaid expenses and other assets	6,171
Total assets	22,533,316
Liabilities
Accrued expenses and other liabilities	24
Total liabilities	24
Total net assets	$22,533,292
Net assets consist of
Paid-in capital	$ 25,194,931
Total distributable loss	(2,661,639)
Total net assets	$22,533,292
Computation of net asset value per share
Net assets	$ 22,533,292
Share outstanding [1]	1,260,359
Net asset value per share	$17.88
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Managed Account

Statement of operations—six months ended June 30, 2022 (unaudited)

Investment income
Interest	$ 144,614
Income from affiliated securities	267
Total investment income	144,881
Expenses
Custody and accounting fees	3,205
Professional fees	7,189
Registration fees	10,482
Shareholder report expenses	7,232
Trustees’ fees and expenses	9,846
Other fees and expenses	1,476
Total expenses	39,430
Less: Fee waivers and/or expense reimbursements	(39,430)
Net expenses	0
Net investment income	144,881
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(12,405)
Affiliated securities	7
Net realized losses on investments	(12,398)
Net change in unrealized gains (losses) on
Unaffiliated securities	(2,487,990)
Affiliated securities	2
Net change in unrealized gains (losses) on investments	(2,487,988)
Net realized and unrealized gains (losses) on investments	(2,500,386)
Net decrease in net assets resulting from operations	$(2,355,505)
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  15

Statement of changes in net assets

	Six months ended June 30, 2022 (unaudited)		Year ended December 31, 2021[1]
Operations
Net investment income		$ 144,881		$ 140,736
Net realized gains (losses) on investments		(12,398)		3,905
Net change in unrealized gains (losses) on investments		(2,487,988)		(160,725)
Net decrease in net assets resulting from operations		(2,355,505)		(16,084)
Distributions to shareholders from
Net investment income and net realized gains		(145,481)		(144,569)
Capital share transactions	Shares		Shares
Proceeds from shares sold	0	0	1,250,000	25,000,000
Reinvestment of distributions	7,870	145,481	2,489	49,450
Net increase in net assets resulting from capital share transactions		145,481		25,049,450
Total increase (decrease) in net assets		(2,355,505)		24,888,797
Net assets
Beginning of period		24,888,797		0
End of period		$22,533,292		$24,888,797
[1]	For the period from May 26, 2021 (commencement of operations) to December 31, 2021
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Managed Account

Financial highlights
(For a share outstanding throughout each period)
		Year ended December 31
	Six months ended June 30, 2022 (unaudited)	2021 [1]
Net asset value, beginning of period	$19.87	$20.00
Net investment income	0.11	0.12
Net realized and unrealized gains (losses) on investments	(1.99)	(0.13)
Total from investment operations	(1.88)	(0.01)
Distributions to shareholders from
Net investment income	(0.11)	(0.12)
Net realized gains	0.00	(0.00) [2]
Total distributions to shareholders	(0.11)	(0.12)
Net asset value, end of period	$17.88	$19.87
Total return[3]	9.45%	(0.07)%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.88%
Net expenses[4]	0.00%	0.00%
Net investment income	1.26%	0.94%
Supplemental data
Portfolio turnover rate	5%	14%
Net assets, end of period (000s omitted)	$22,533	$24,889

[1]	For the period from May 26, 2021 (commencement of operations) to December 31, 2021
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and others expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
The accompanying notes are an integral part of these financial statements.

Allspring Managed Account  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series SM (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in municipal securities determined to have a positive ESG impact and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Effective on November 1, 2021, the sale transaction of Wells Fargo Asset Management ("WFAM") by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provided services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC, the investment manager to the Fund, Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

18  |  Allspring Managed Account

Notes to financial statements (unaudited)
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2022, the aggregate cost of all investments for federal income tax purposes was $24,930,014 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 11
Gross unrealized losses	(2,648,724)
Net unrealized losses	$(2,648,713)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$ 0	$ 22,010,198	$0	$ 22,010,198
Short-term investments
Investment companies	271,103	0	0	271,103
Total assets	$271,103	$22,010,198	$0	$22,281,301
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Managed Account  |  19

Notes to financial statements (unaudited)
For the six months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2022 were $1,255,280 and $1,147,690, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% (0.25% prior to June 7, 2022) of the unused balance is allocated to each participating fund.
For the six months ended June 30, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2022, Allspring Funds Management or one of its affiliates owned 100% of the Fund.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of

20  |  Allspring Managed Account

Notes to financial statements (unaudited)
business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Managed Account  |  21

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22  |  Allspring Managed Account

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 136 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Managed Account  |  23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24  |  Allspring Managed Account

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Managed Account  |  25

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

26  |  Allspring Managed Account

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
Attn: Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-888-877-9275 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-0722-00682 08-22
SCBSM/SAR131 06-22

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President
Date:	August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President
Date:	August 25, 2022

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer
Date:	August 25, 2022